--------------------------------------------------------------------------------
INTERNATIONAL REGIONAL
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Alliance All-Asia
Investment Fund

Semi-Annual Report
April 30, 2002

                                [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 10, 2002

Dear Shareholder:

This report provides an update of the performance, investment strategy and outlook for Alliance All-Asia Investment Fund (the "Fund") for the six-month reporting period ended April 30, 2002.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of equity securities issued by companies based in Asia and the Pacific Region.

Investment Results

The following table shows the Fund's performance over the past six- and 12-month periods ended April 30, 2002. The table also provides performance data for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country
(AC) Asia Pacific Free Index, as well as the Lipper Pacific Region Funds Average (the "Lipper Average"). As of the period ended October 31, 2001, the MSCI AC Asia Pacific Index was discontinued. The MSCI AC Asia Pacific Free Index has replaced the MSCI AC Asia Pacific Index and is now the Fund's benchmark.

INVESTMENT RESULTS*
Periods Ended April 30, 2002

                                                          ----------------------
                                                              Total Returns
                                                          ----------------------
                                                          6 Months     12 Months
--------------------------------------------------------------------------------
Alliance All-Asia Investment Fund
  Class A                                                   7.63%       -16.32%
--------------------------------------------------------------------------------
  Class B                                                   7.48%       -16.88%
--------------------------------------------------------------------------------
  Class C                                                   7.46%       -16.85%
--------------------------------------------------------------------------------
MSCI AC Asia Pacific Free Index                            11.09%       -11.79%
--------------------------------------------------------------------------------
Lipper Pacific Region Funds Average                        13.47%        -9.77%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index is a free float-adjusted market capitalization index that measures the performance of both developed and emerging markets in 14 Asia Pacific region countries. The unmanaged Lipper Pacific Region Funds Average (the "Lipper Average") consists of funds that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average included 73 and 72 funds for the six- and 12-month periods ended April 30, 2002, respectively. The Lipper Average generally has similar investment objectives to the Fund, although investment policies for the various funds included in the Lipper Average may differ. An investor cannot invest directly in an index or average, and


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                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      their results are not indicative of any specific investment, including Alliance All-Asia Investment Fund.

      Additional investment results appear on pages 5-8.

For the six-month period ended April 30, 2002, the Fund's Class A shares posted a total return of 7.63%, underperforming the benchmark, the MSCI AC Asia Pacific Free Index, as well as the peer group average, the Lipper Average.

Stock selection in Taiwan, Australia and India primarily contributed to the Fund's underperformance during the period under review. On the positive side, the stock selection in Japan, and the overweight position in Korea helped the Fund's performance. The cumulative impact on the Fund's overall performance from all other country allocations was relatively smaller.

Global financial markets have witnessed extreme volatility over the past 12 months. The global economic outlook has continued to be uncertain, with market expectations of a sustained recovery swinging wildly from pessimism to optimism. Asia, due to its strong leverage to global consumption, has been equally mercurial, as suggested by the MSCI AC Asia Pacific Free Index's returning 11.09% over the last six-months, and -11.79% over the 12-month period.

The Fund's country allocation is a result of our stock selection based on our in-house analysts' company research. As of April 30, 2002, the Fund was overweighted in China, India, Korea, Taiwan and Thailand and underweighted in Australia, Hong Kong, Japan and Singapore relative to the benchmark. During the six-month period under review, the Fund's position in Australia moved from being overweighted to underweighted. Also, the Fund had no exposure in Malaysia, Indonesia and the Philippines.

Our overweight position in the North Asian markets is derived largely from a selection of growth-orientated stocks in the information technology (IT) sector. Additionally, the stock selection reflected overweight positions in the health care and energy sectors, and underweight positions in consumer, financials and utilities sectors across the region.

Economic Outlook

Economic data in Japan appears to show positive improvement at the moment, but we remain cautious due to the uncertain political environment, the deferment of economic structuring plans, and the delay in financial sector reforms. Macroeconomic activities continue to stagnate as real gross domestic product
(GDP) has declined for three consecutive quarters, led by a sharp fall in domestic private demand. Though consumer spending appears


--------------------------------------------------------------------------------
2 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

stable, nominal and real wage growth continues its descent as the unemployment rate reaches a historical high.

Apart from Japan, the outlook of the economies in Asia is quite varied. In Singapore and Hong Kong, unemployment rates continue to reach historical highs in a deflationary environment as exports remain sluggish. Led by robust domestic demand and improving export outlook, Korea and China should continue to grow comfortably. Taiwan is very export-orientation with a very cost-competitive electronics industry, which makes it highly leveraged to a global economic upturn. Barring an outright war, which we rate unlikely, the economic picture in India looks positive both at the macro and micro levels. Among the South East Asian economies, the outlook for Thailand and Malaysia has improved in recent months, and they should do well in the up-cycle. Indonesia has largely benefited from a sharp reduction in its political risk premium in the last six-months, but needs to do a lot more to restore confidence in its economic prospects.

Portfolio Strategy and Outlook

Regarding investment decisions, we take full advantage of Alliance's global research team. Our in-house Asian research analysts are located in Tokyo, Hong Kong, Singapore, Mumbai and Taipei. The Asian research team is in close contact with our U.S. and European research teams, and regularly exchanges views and ideas to identify industry trends in advance. Based on our in-depth fundamental research and frequent contact with corporate management teams across the region, we endeavor to identify undervalued companies in different sectors, that have sound fundamentals, strong management teams, and clear shareholder orientation.

As of April 30, 2002, the Fund was nearly fully invested in over 50 companies located in nine countries within the region, with the 10 largest holdings accounting for 27% of total net assets.

Notwithstanding the volatility in global financial markets, we continue to believe that the embryonic economic recovery is sustainable and should fuel earnings and returns in Asian markets, with the exclusion of Japan. Liquidity remains strong as interest rates are likely to remain low in these markets despite a potential U.S. interest rate hike. As mentioned above, we continue to be cautious about the economic climate in Japan. Thus, more than ever before, successful investment in the current challenging environment hinges on careful stock selection.

Strategically, we will continue to pick stocks that are either leveraged to strong demand growth in large domestic markets, or have highly competitive cost bases and product/service offerings in a global context.


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

We appreciate your continued interest and investment in Alliance All-Asia Investment Fund and look forward to reporting to you again on the Fund's investment results.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Hiroshi Motoki

Hiroshi Motoki
Vice President


/s/ Manish Singhai

Manish Singhai
Vice President


/s/ David Poh

David Poh
Vice President

[PHOTO]     John D. Carifa

[PHOTO]     Hiroshi Motoki

[PHOTO]     Manish Singhai

[PHOTO]     David Poh

Hiroshi Motoki, Manish Singhai and David Poh, Portfolio Managers, have over 33 years of combined investment experience. Mr. Motoki is also Alliance's Director of Asian Equities.


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4 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE ALL-ASIA INVESTMENT FUND
GROWTH OF A $10,000 INVESTMENT
11/30/94* TO 4/30/02

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Lipper Pacific Region Funds Average:       $8,435

MSCI AC Asia Pacific Free Index:           $6,854

Alliance All-Asia Investment Fund Class A: $6,364

                      Alliance          MSCI AC Asia     Lipper Pacific Region
                   All-Asia Fund     Pacific Free Index      Funds Average
-------------------------------------------------------------------------------
    11/30/94           $ 9,579             $10,000               $10,000
     4/30/95           $ 9,808             $10,197               $ 9,796
     4/30/96           $11,763             $11,048               $11,455
     4/30/97           $10,016             $ 8,770               $10,481
     4/30/98           $ 7,171             $ 6,972               $ 8,098
     4/30/99           $ 7,629             $ 8,394               $ 9,443
     4/30/00           $13,149             $10,312               $13,275
     4/30/01           $ 7,606             $ 7,770               $ 9,351
     4/30/02           $ 6,364             $ 6,854               $ 8,435

This chart illustrates the total value of an assumed $10,000 investment in Alliance All-Asia Investment Fund Class A shares (from 11/30/94 to 4/30/02) as compared to the performance of an appropriate broad-based index and the Lipper Pacific Region Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index is a free float-adjusted market capitalization index that measures the performance of both developed and emerging markets in 14 Asia Pacific region countries.

The unmanaged Lipper Pacific Region Funds Average (the "Lipper Average") reflects performance of 23 funds (based on the number of funds in the average from 11/30/94 to 4/30/02). These funds concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average generally has similar investment objectives to the Fund, although the investment policies for various funds included in the Lipper Average may differ.

When comparing Alliance All-Asia Investment Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including Alliance All-Asia Investment Fund.

*     Closest month-end after Fund's Class A share inception date of 11/28/94.

** As of the period ended October 31, 2001, the MSCI AC Asia Pacific Index was discontinued. The MSCI AC Asia Pacific Free Index has replaced the MSCI AC Asia Pacific Index and is now the Fund's benchmark.


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE ALL-ASIA INVESTMENT FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

          Alliance All-Asia Investment Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                                Alliance All-Asia              MSCI AC
                                 Investment Fund       Asia Pacific Free Index**
--------------------------------------------------------------------------------
      4/30/95*                         2.40%                     1.97%
      4/30/96                         19.93%                     8.35%
      4/30/97                        -14.85%                   -20.62%
      4/30/98                        -28.40%                   -20.50%
      4/30/99                          6.38%                    20.39%
      4/30/00                         72.36%                    22.85%
      4/30/01                        -42.16%                   -24.65%
      4/30/02                        -16.32%                   -11.79%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index is a free float-adjusted market capitalization index that measures the performance of both developed and emerging markets in 14 Asia Pacific region countries. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance All-Asia Investment Fund.

* The Fund's return for the period ended 4/30/95 is from the Fund's inception date of 11/28/94 through 4/30/95. The benchmark's return for the period ended 4/30/95 is from 11/30/94 through 4/30/95.

** As of the period ended October 31, 2001, the MSCI AC Asia Pacific Index was discontinued. The MSCI AC Asia Pacific Free Index has replaced the MSCI AC Asia Pacific Index and is now the Fund's benchmark.


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6 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
April 30, 2002 (unaudited)

INCEPTION DATES            PORTFOLIO STATISTICS

Class A Shares             Net Assets ($mil): $30.1
11/28/94                   Median Market Capitalization ($mil): $8,156
Class B Shares
11/28/94
Class C Shares
11/28/94

SECTOR BREAKDOWN

25.6% Technology
15.0% Finance
13.8% Consumer Services
10.4% Consumer Manufacturing                [PIE CHART]
 9.4% Capital Goods
 6.5% Health Care
 6.1% Energy
 4.7% Consumer Staples
 3.8% Basic Industries
 2.5% Multi-Industry
 1.2% Transportation
 1.0% Utilities

COUNTRY BREAKDOWN

54.4% Japan
12.9% South Korea                          [PIE CHART]
 9.5% Australia
 6.9% Hong Kong
 6.7% Taiwan
 6.6% India
 2.2% Singapore
 0.8% Thailand

All data as of April 30, 2002. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2002

Class A Shares
--------------------------------------------------------------------------------
                                  Without Sales Charge        With Sales Charge
               1 Year                   -16.32%                    -19.89%
              5 Years                    -8.67%                     -9.47%
      Since Inception*                   -5.36%                     -5.91%

Class B Shares
--------------------------------------------------------------------------------
                                  Without Sales Charge        With Sales Charge
               1 Year                   -16.88%                    -20.20%
              5 Years                    -9.33%                     -9.33%
      Since Inception*                   -6.02%                     -6.02%

Class C Shares
--------------------------------------------------------------------------------
                                  Without Sales Charge        With Sales Charge
               1 Year                   -16.85%                    -17.68%
              5 Years                    -9.32%                     -9.32%
      Since Inception*                   -6.00%                     -6.00%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2002)

                                         Class A      Class B      Class C
                                          Shares       Shares       Shares
--------------------------------------------------------------------------------
               1 Year                    -16.99%      -17.49%      -14.72%
              5 Years                    -10.64%      -10.54%      -10.50%
      Since Inception*                    -6.25%       -6.38%       -6.33%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all classes: 11/28/94.


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8 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
April 30, 2002 (unaudited)

                                                                     Percent of
Company                                             U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.--
   Manufactures a wide range of consumer
   and industrial electronic equipment
   and products such as semiconductors,
   personal computers, peripherals, monitors,
   televisions and home appliances including
   air conditioners and microwave ovens.
   The company also produces Internet
   access network systems and
   telecommunications equipment
   including mobile phones.                           $1,481,769            4.9%
--------------------------------------------------------------------------------
Hyundai Mobis--Manufactures and
   markets automotive parts and
   equipment such as automotive service
   components, modules and systems.
   The company also produces industrial
   machinery and military vehicles. In
   addition, the company contracts
   environmental projects including
   sewage treatment plant and industrial
   waste water treatment plant construction.             860,745            2.9
--------------------------------------------------------------------------------
Ricoh Co., Ltd.--Manufactures and markets
   office automation equipment, electronic
   devices and photographic instruments.
   The company's diverse product line
   includes facsimiles, image scanners,
   printers, digital cameras and personal
   computers, as well as a full range of
   analog, digital, color and diazo copiers.             801,689            2.7
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.--Develops,
   manufactures and distributes motorcycles,
   automobiles and power products such as
   generators and farm machinery. The
   company also operates a financial
   credit business. The company has
   manufacturing facilities in the U.S.,
   Canada, the U.K., France, Italy, Spain,
   Brazil, Mexico, India and Thailand.                   798,132            2.7
--------------------------------------------------------------------------------
Canon, Inc.--Manufactures office, camera
   and video equipment. The company also
   produces and markets computer peripherals
   and manufactures aligners for semiconductor
   chip production, broadcasting lenses and
   medical equipment.                                    765,997            2.5
--------------------------------------------------------------------------------


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                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 9

--------------------
TEN LARGEST HOLDINGS
--------------------

                                                                     Percent of
Company                                             U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
News Corp., Ltd.--An international media
   company whose operations include the
   production and distribution of motion
   pictures and television programming.
   The company provides television, satellite
   and cable broadcasting and the publication
   of newspapers, magazines, books and
   promotional inserts. The company also
   provides electronic commerce and aircraft
   leasing.                                           $  753,832            2.5%
--------------------------------------------------------------------------------
Hoya Corp.--Manufactures electro-optics products
   such as photomasks for semi-conductors,
   optical glasses, magnetic memory disks,
   eyeglasses, contact lenses, laser equipment
   and crystal products. The company develops
   information systems and operates staffing
   services.                                             706,991            2.3
--------------------------------------------------------------------------------
Johnson Electric Holdings, Ltd.--Through
   its subsidiaries, designs, manufactures
   and markets micromotors. The company's
   micromotor products are used in consumer
   and business product applications including
   automobile components, home appliances,
   power tools, multimedia, personal care
   and business equipment.                               676,900            2.2
--------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.--Mainly
   manufactures and sells pharmaceuticals,
   food supplements and chemical products
   like polyeurethane. The company also
   produces food, agrochemicals and
   environment-related products such as
   pollution detectors. The company
   researches, develops and promotes
   the products through its related
   companies in the U.S., Europe and Asia.               656,235            2.2
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.--Produces
   and distributes synthetic resins and
   other chemical products such as fertilizers.
   The company also manufactures electronic
   materials such as semi-conductor silicon,
   synthetic and rare earth quartz. The company
   operates in Japan and overseas.                       642,410            2.1
--------------------------------------------------------------------------------
                                                      $8,144,700           27.0%


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10 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
April 30, 2002 (unaudited)

                                                                     Percent of
                                                  U.S. $ Value       Net Assets
--------------------------------------------------------------------------------
Basic Industries                                  $  1,156,398             3.8%
--------------------------------------------------------------------------------
Capital Goods                                        2,860,509             9.5
--------------------------------------------------------------------------------
Consumer Manufacturing                               3,158,127            10.5
--------------------------------------------------------------------------------
Consumer Services                                    4,157,067            13.8
--------------------------------------------------------------------------------
Consumer Staples                                     1,436,275             4.8
--------------------------------------------------------------------------------
Energy                                               1,849,504             6.1
--------------------------------------------------------------------------------
Finance                                              4,530,442            15.0
--------------------------------------------------------------------------------
Healthcare                                           1,963,353             6.5
--------------------------------------------------------------------------------
Multi-Industry                                         754,730             2.5
--------------------------------------------------------------------------------
Technology                                           7,744,341            25.7
--------------------------------------------------------------------------------
Transportation                                         374,073             1.3
--------------------------------------------------------------------------------
Utilities                                              299,831             1.0
--------------------------------------------------------------------------------
Total Investments                                   30,284,650           100.5
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities              (151,931)           (0.5)
--------------------------------------------------------------------------------
Net Assets                                        $ 30,132,719           100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-100.5%

Australia-9.6%
Aristocrat Leisure, Ltd. .....................        22,371       $     66,104
BHP Billiton, Ltd. ...........................        76,700            445,036
Brambles Industries, Ltd. ....................        31,568            170,617
Cochlear, Ltd. ...............................        20,730            429,005
CSL, Ltd. ....................................        16,938            355,444
Lend Lease Corp., Ltd. .......................        49,950            312,098
News Corp., Ltd. .............................       115,389            753,832
Qantas Airways, Ltd. .........................        67,318            162,750
Westpac Banking Corp., Ltd. ..................        21,629            188,712
                                                                   ------------
                                                                      2,883,598
                                                                   ------------

Hong Kong-6.9%
China Merchants Holdings
   International Co., Ltd. ...................       250,000            192,331
CNOOC, Ltd. ..................................       300,000            398,125
Dah Sing Financial Group .....................        13,200             67,362
Hong Kong Electric Holdings, Ltd. ............        79,000            299,831
Hutchison Whampoa, Ltd. ......................        16,000            140,017
Johnson Electric Holdings, Ltd. ..............       445,500            676,900
Television Broadcasting, Ltd. ................        61,000            297,216
                                                                   ------------
                                                                      2,071,782
                                                                   ------------

India-6.6%
Bharat Petroleum Corp., Ltd. .................       100,000            598,917
Bharti Tele-Ventures, Ltd.(a) ................       350,000            250,715
Corporation Bank .............................       100,000            284,488
HDFC Bank, Ltd. (ADR)(a) .....................        13,500            203,850
Hindustan Lever, Ltd. ........................        30,000            124,341
Infosys Technologies, Ltd. ...................         7,000            527,825
                                                                   ------------
                                                                      1,990,136
                                                                   ------------

Japan-54.7%
ACOM Co., Ltd. ...............................         6,700            511,132
Ajinomoto Co., Inc. ..........................        16,000            159,303
Bank of Fukuoka, Ltd. ........................        86,000            285,194
Bridgestone Corp. ............................        42,000            592,107
Canon, Inc. ..................................        20,000            765,997
Daido Life Insurance Co.(a) ..................            26             68,006
Drake Beam Morin-Japan, Inc. .................         2,800             90,456
East Japan Railway Co. .......................            12             50,724
Fast Retailing Co., Ltd. .....................         6,000            159,738
Fujisawa Pharmaceutical Co., Ltd. ............        16,000            391,095
Funai Electric Co., Ltd. .....................         3,600            380,009
Honda Motor Co., Ltd. ........................        17,800            798,132
Hoya Corp. ...................................         9,500            706,991
ITO EN, Ltd. .................................         4,900            164,783
Japan Energy Corp. ...........................       286,000            407,426
Kagome Co., Ltd. .............................         3,300             27,744


--------------------------------------------------------------------------------
12 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------

Kao Corp. ....................................        28,000       $    547,096
Keyence Corp. ................................         3,000            606,959
Kose Corp. ...................................        13,500            413,008
Kyocera Corp. ................................         1,700            115,662
Matsui Securities Co., Ltd. ..................         6,700             82,668
Mitsubishi Corp. .............................        82,000            614,713
Mitsui Chemicals .............................        51,000            242,971
Murata Manufacturing Co., Ltd. ...............         2,400            151,892
Net One Systems Co., Ltd. ....................            45            294,956
   WI (5/22/02)(a) ...........................            45            317,375
Nidec Corp. ..................................         4,200            279,869
Nikon Corp. ..................................        37,000            483,022
Nissan Chemical Industries, Ltd. .............        14,000             78,686
Nissan Motor Co., Ltd. .......................        21,000            161,513
Nitto Denko Corp. ............................         6,900            227,207
Nomura Holdings, Inc. ........................        23,000            320,489
NTT DoCoMo, Inc.(a) ..........................           164            417,468
Omron Corp. ..................................        12,000            180,476
Pioneer Corp. ................................        27,400            540,705
Ricoh Co., Ltd. ..............................        43,000            801,689
Sankyo Co., Ltd. .............................         9,200            243,500
SECOM Co., Ltd. ..............................         7,500            368,986
Shin-Etsu Chemical Co., Ltd. .................        15,600            642,410
Shionogi & Co., Ltd. .........................         9,000            131,574
SMC Corp. ....................................         1,500            179,589
Sumitomo Trust & Banking Co., Ltd. ...........       101,000            452,872
Suzuki Motor Corp. ...........................        29,000            348,334
Takeda Chemical Industries, Ltd. .............        15,000            656,235
Tokyo Electron, Ltd. .........................         8,000            575,432
Tokyo Style Co., Ltd. ........................         7,000             62,556
Toyota Motor Corp. ...........................         8,600            234,314
Yamato Transport Co., Ltd. ...................         9,000            152,732
                                                                   ------------
                                                                     16,485,795
                                                                   ------------

Singapore-2.2%
City Developments, Ltd. ......................        33,000            112,886
Elec & Eltek International Co., Ltd. .........        58,000            159,500
Keppel Land, Ltd. ............................       183,000            162,559
Singapore Airlines, Ltd. .....................        14,000            108,141
United Overseas Bank, Ltd. ...................        16,000            127,121
                                                                   ------------
                                                                        670,207
                                                                   ------------

South Korea-13.0%
Hyundai Mobis ................................        35,000            860,745
Kookmin Bank .................................         9,997            456,806
Samsung Electronics Co., Ltd. ................         5,000          1,481,769
Samsung Securities Co., Ltd.(a) ..............         5,000            168,735
Shinhan Financial Group Co., Ltd. ............        15,000            203,646
Shinsegae Co., Ltd. ..........................         1,500            249,612
SK Telecom Co., Ltd. .........................         2,500            487,781
                                                                   ------------
                                                                      3,909,094
                                                                   ------------


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------

Taiwan-6.7%
Asustek Computer, Inc. (GDR)(b) ..............        61,358       $    209,231
Au Optronics Corp.(a) ........................        50,000             75,714
Chinatrust Commercial Bank ...................       300,000            265,648
Compal Electronics, Inc. .....................       261,000            350,811
Taipei Bank ..................................       367,000            256,170
Taiwan Cellular Corp.(a) .....................       150,000            183,877
Taiwan Semiconductor Manufacturing
   Co., Ltd.(a) ..............................       190,000            479,521
United Microelectronics Corp.(a) .............       130,000            198,731
                                                                   ------------
                                                                      2,019,703
                                                                   ------------

Thailand-0.8%
Advanced Info Service Public Co., Ltd. .......       250,000            254,335
                                                                   ------------

Total Investments-100.5%
   (cost $27,648,087) ........................                       30,284,650
Other assets less liabilities-(0.5%) .........                         (151,931)
                                                                   ------------
Net Assets-100% ..............................                     $ 30,132,719
                                                                   ============

(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, this security amounted to $209,231 or 0.7% of net assets.

      Glossary of Terms:

      ADR  -  American Depositary Receipt
      GDR  -  Global Depositary Receipt
      WI   -  When Issued

      See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2002 (unaudited)

Assets
Investments in securities, at value (cost $27,648,087) ......      $ 30,284,650
Foreign currency, at value (cost $92,247) ...................            92,144
Receivable for investment securities sold and
   foreign currency contracts ...............................         1,323,916
Receivable for capital stock sold ...........................           148,996
Dividends receivable ........................................            77,488
Receivable from Adviser .....................................             4,282
                                                                   ------------
Total assets ................................................        31,931,476
                                                                   ------------
Liabilities
Due to custodian ............................................           416,223
Payable for investment securities purchased and
   foreign currency contracts ...............................         1,112,032
Payable for capital stock redeemed ..........................            83,497
Distribution fee payable ....................................            16,913
Accrued expenses ............................................           170,092
                                                                   ------------
Total liabilities ...........................................         1,798,757
                                                                   ------------
Net Assets ..................................................      $ 30,132,719
                                                                   ============
Composition of Net Assets
Capital stock, at par .......................................      $      5,518
Additional paid-in capital ..................................        49,898,036
Accumulated net investment loss .............................          (458,172)
Accumulated net realized loss on investment and
   foreign currency transactions ............................       (21,949,392)
Net unrealized appreciation of investments and foreign
   currency denominated assets and liabilities ..............         2,636,729
                                                                   ------------
                                                                   $ 30,132,719
                                                                   ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($9,573,410/1,696,115 shares of capital stock
   issued and outstanding) ..................................             $5.64
Sales charge--4.25% of public offering price ................               .25
                                                                          -----
Maximum offering price ......................................             $5.89
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($13,874,249/2,609,937 shares of capital stock
   issued and outstanding) ..................................             $5.32
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($3,376,137/632,991 shares of capital stock
   issued and outstanding) ..................................             $5.33
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($3,308,923/578,769 shares of capital stock
   issued and outstanding) ..................................             $5.72
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 15

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $16,362) .........................    $ 135,779
Interest ........................................        6,067      $   141,846
                                                     ---------
Expenses
Advisory fee ....................................      153,998
Distribution fee - Class A ......................       14,433
Distribution fee - Class B ......................       71,217
Distribution fee - Class C ......................       19,009
Transfer agency .................................      139,101
Custodian .......................................      122,822
Audit and legal .................................       62,019
Printing ........................................       33,042
Registration ....................................       26,271
Administrative ..................................       23,100
Directors' fees .................................       20,506
Miscellaneous ...................................       11,499
                                                     ---------
Total expenses ..................................      697,017
Less: expenses waived and reimbursed
   by the Adviser (see Note B) ..................     (176,586)
                                                     ---------
Net expenses ....................................                       520,431
                                                                    -----------
Net investment loss .............................                      (378,585)
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on investment
   transactions .................................                    (1,375,426)
Net realized gain on foreign currency
   transactions .................................                        15,400
Net change in unrealized
   appreciation/depreciation of:
   Investments ..................................                     4,514,766
   Foreign currency denominated assets
      and liabilities ...........................                         2,091
                                                                    -----------
Net gain on investment and foreign
   currency transactions ........................                     3,156,831
                                                                    -----------
Net Increase in Net Assets
   from Operations ..............................                   $ 2,778,246
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                      Ended         Year Ended
                                                 April 30, 2002     October 31,
                                                   (unaudited)          2001
                                                 ==============    ============
Increase (Decrease) in Net Assets
from Operations
Net investment loss .........................     $   (378,585)    $ (1,254,876)
Net realized loss on investment
   and foreign currency transactions ........       (1,360,026)     (19,912,476)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities .......        4,516,857         (736,165)
                                                  ------------     ------------
Net increase (decrease) in net assets
   from operations ..........................        2,778,246      (21,903,517)
Distributions to Shareholders from
Net realized gain on investment and
   foreign currency transactions
   Class A ..................................               -0-      (2,231,455)
   Class B ..................................               -0-      (3,780,885)
   Class C ..................................               -0-      (1,104,565)
   Advisor Class ............................               -0-        (694,168)
Distributions in excess of net realized gains
   Class A ..................................               -0-        (220,014)
   Class B ..................................               -0-        (372,782)
   Class C ..................................               -0-        (108,907)
   Advisor Class ............................               -0-         (68,443)
Capital Stock Transactions
Net decrease ................................       (3,353,712)     (11,608,970)
                                                  ------------     ------------
Total decrease ..............................         (575,466)     (42,093,706)
Net Assets
Beginning of period .........................       30,708,185       72,801,891
                                                  ------------     ------------
End of period ...............................     $ 30,132,719     $ 30,708,185
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance All-Asia Investment Fund, Inc. (the "Fund") was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25%. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, (but excluding securities traded on the Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
18 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser") an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Effective July 1, 1998, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2002, such waivers and reimbursement amounted to $153,486.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average daily net assets. For the six months ended April 30, 2002, the Adviser agreed to waive its fees. Such waiver amounted to $23,100.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Global Investor Services, Inc. ("AGIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $91,688 for the six months ended April 30, 2002.

For the six months ended April 30, 2002, the Fund's expenses were reduced by $570 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $2,249 from the sales of Class A shares and $303, $18,683 and $1,377 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2002.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2002, amounted to $77,910, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class


--------------------------------------------------------------------------------
20 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,833,865 and $713,779 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $18,100,827 and $20,492,080, respectively, for the six months ended April 30, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2002.

At April 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $4,141,201 and gross unrealized depreciation of investments was $1,504,638 resulting in net unrealized appreciation of $2,636,563 (excluding foreign currency transactions).

At October 31, 2001, the Fund had a capital loss carryforward of $19,483,663 which expires in the year 2009.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward currency contracts outstanding at April 30, 2002.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                   -----------------------------------    ------------------------------------
                                 Shares                                  Amount
                   -----------------------------------    ------------------------------------
                   Six Months Ended         Year Ended    Six Months Ended          Year Ended
                     April 30, 2002        October 31,      April 30, 2002         October 31,
                        (unaudited)               2001         (unaudited)                2001
                   ---------------------------------------------------------------------------
Class A
Shares sold               3,688,688         10,606,053        $ 19,826,357        $ 69,665,873
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                 -0-           247,105                  -0-          2,046,027
----------------------------------------------------------------------------------------------
Shares converted
   from Class B              33,356              3,241             180,325              20,799
----------------------------------------------------------------------------------------------
Shares redeemed          (3,863,469)       (11,122,927)        (21,041,004)        (74,120,196)
----------------------------------------------------------------------------------------------
Net decrease               (141,425)          (266,528)       $ (1,034,322)       $ (2,387,497)
==============================================================================================

Class B
Shares sold               1,701,472          2,434,788        $  8,642,149        $ 15,157,679
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                 -0-           492,191                  -0-          3,878,466
----------------------------------------------------------------------------------------------
Shares converted
   to Class A               (35,360)            (3,412)           (180,325)            (20,799)
----------------------------------------------------------------------------------------------
Shares redeemed          (2,011,430)        (3,829,569)        (10,304,579)        (24,639,368)
----------------------------------------------------------------------------------------------
Net decrease               (345,318)          (906,002)       $ (1,842,755)       $ (5,624,022)
==============================================================================================

Class C
Shares sold               3,169,537          3,019,071        $ 16,138,340        $ 18,358,191
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                 -0-           143,283                  -0-          1,131,940
----------------------------------------------------------------------------------------------
Shares redeemed          (3,280,827)        (3,628,302)        (16,889,261)        (22,862,419)
----------------------------------------------------------------------------------------------
Net decrease               (111,290)          (465,948)       $   (750,921)       $ (3,372,288)
==============================================================================================


--------------------------------------------------------------------------------
22 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                   -----------------------------------    ------------------------------------
                                 Shares                                  Amount
                   -----------------------------------    ------------------------------------
                   Six Months Ended         Year Ended    Six Months Ended          Year Ended
                     April 30, 2002        October 31,      April 30, 2002         October 31,
                        (unaudited)               2001         (unaudited)                2001
                   ---------------------------------------------------------------------------
Advisor Class
Shares sold                 760,855          3,880,895        $  4,116,803        $ 26,769,792
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                 -0-            85,178                  -0-            713,788
----------------------------------------------------------------------------------------------
Shares redeemed            (697,188)        (3,976,222)         (3,842,517)        (27,708,743)
----------------------------------------------------------------------------------------------
Net increase
   (decrease)                63,667            (10,149)       $    274,286        $   (225,163)
==============================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2002.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    --------------------------------------------------------------------------------------------
                                                                             Class A
                                    --------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                  Year Ended October 31,
                                           2002         ------------------------------------------------------------------------
                                    (unaudited)            2001            2000            1999             1998            1997
                                    --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  5.24          $  9.71         $ 10.46         $  5.86          $  7.54         $ 11.04
                                    --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ...........        (.06)(b)         (.15)(b)        (.19)           (.10)(b)         (.10)(b)        (.21)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ...................         .46            (3.21)           (.56)           4.70            (1.58)          (2.95)
                                    --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         .40            (3.36)           (.75)           4.60            (1.68)          (3.16)
                                    --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions ..........          -0-           (1.01)             -0-             -0-              -0-           (.34)
Distributions in excess of
  net realized gains .............          -0-            (.10)             -0-             -0-              -0-             -0-
                                    --------------------------------------------------------------------------------------------
Total distributions ..............          -0-           (1.11)             -0-             -0-              -0-           (.34)
                                    --------------------------------------------------------------------------------------------
Net asset value,
  end of period ..................     $  5.64          $  5.24         $  9.71         $ 10.46          $  5.86         $  7.54
                                    ============================================================================================
Total Return
Total investment return based
  on net asset value(c) ..........        7.63%          (38.77)%         (7.17)%         78.50%          (22.28)%        (29.61)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 9,574          $ 9,637         $20,436         $40,040          $ 3,778         $ 5,916
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ...............        3.00%(d)         3.00%           2.35%(e)        2.45%(e)         3.74%(e)        3.45%
  Expenses, before waivers/
    reimbursements ...............        3.92%(d)         3.19%           2.35%           2.93%            4.63%           3.57%
  Expenses, before waivers/
    reimbursements excluding
    interest expense .............        3.92%(d)         3.19%           2.30%(f)        2.93%            4.63%           3.57%
  Net investment loss, net of
    waivers/reimbursements .......       (2.08)%(d)       (2.20)%         (1.51)%         (1.20)%          (1.50)%         (1.97)%
Portfolio turnover rate ..........         120%             150%            153%            119%              93%             70%

See footnote summary on page 28.


--------------------------------------------------------------------------------
24 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    --------------------------------------------------------------------------------------------
                                                                             Class B
                                    --------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                  Year Ended October 31,
                                           2002         ------------------------------------------------------------------------
                                    (unaudited)            2001            2000            1999             1998            1997
                                    --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  4.95          $  9.30         $ 10.09         $  5.71          $  7.39         $ 10.90
                                    --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ...........        (.07)(b)         (.18)(b)        (.29)           (.18)(b)         (.14)(b)        (.28)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ...................         .44            (3.06)           (.50)           4.56            (1.54)          (2.89)
                                    --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         .37            (3.24)           (.79)           4.38            (1.68)          (3.17)
                                    --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions ..........          -0-           (1.01)             -0-             -0-              -0-           (.34)
Distributions in excess of
  net realized gains .............          -0-            (.10)             -0-             -0-              -0-             -0-
                                    --------------------------------------------------------------------------------------------
Total distributions ..............          -0-           (1.11)             -0-             -0-              -0-           (.34)
                                    --------------------------------------------------------------------------------------------
Net asset value,
  end of period ..................     $  5.32          $  4.95         $  9.30         $ 10.09          $  5.71         $  7.39
                                    ============================================================================================
Total Return
Total investment return based
  on net asset value(c) ..........        7.48%          (39.25)%         (7.83)%         76.71%          (22.73)%        (30.09)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $13,874          $14,640         $35,927         $38,108          $ 8,844         $11,439
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ...............        3.70%(d)         3.70%           3.18%(e)        3.48%(e)         4.49%(e)        4.15%
  Expenses, before waivers/
    reimbursements ...............        4.77%(d)         4.00%           3.18%           3.96%            5.39%           4.27%
  Expenses, before waivers/
    reimbursements excluding
    interest expense .............        4.77%(d)         4.00%           3.13%(f)        3.96%            5.39%           4.27%
  Net investment loss, net of
    waivers/reimbursements .......       (2.77)%(d)       (2.94)%         (2.32)%         (2.31)%          (2.22)%         (2.67)%
Portfolio turnover rate ..........         120%             150%            153%            119%              93%             70%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    --------------------------------------------------------------------------------------------
                                                                             Class C
                                    --------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                  Year Ended October 31,
                                           2002         ------------------------------------------------------------------------
                                    (unaudited)            2001            2000            1999             1998            1997
                                    --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  4.96          $  9.32         $ 10.12         $  5.72          $  7.40         $ 10.91
                                    --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ...........        (.07)(b)         (.18)(b)        (.29)           (.18)(b)         (.14)(b)        (.27)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ...................         .44            (3.07)           (.51)           4.58            (1.54)          (2.90)
                                    --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         .37            (3.25)           (.80)           4.40            (1.68)          (3.17)
                                    --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions ..........          -0-           (1.01)             -0-             -0-              -0-           (.34)
Distributions in excess of
  net realized gains .............          -0-            (.10)             -0-             -0-              -0-             -0-
                                    --------------------------------------------------------------------------------------------
Total distributions ..............          -0-           (1.11)             -0-             -0-              -0-           (.34)
                                    --------------------------------------------------------------------------------------------
Net asset value,
  end of period ..................     $  5.33          $  4.96         $  9.32         $ 10.12          $  5.72         $  7.40
                                    ============================================================================================
Total Return
Total investment return based
  on net asset value(c) ..........        7.46%          (39.28)%         (7.90)%         76.92%          (22.70)%        (30.06)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 3,376          $ 3,695         $11,284         $10,060          $ 1,717         $ 1,859
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ...............        3.70%(d)         3.70%           3.18%(e)        3.41%(e)         4.48%(e)        4.15%
  Expenses, before waivers/
    reimbursements ...............        4.66%(d)         3.94%           3.18%           3.89%            5.42%           4.27%
  Expenses, before waivers/
    reimbursements excluding
    interest expense .............        4.66%(d)         3.94%           3.13%(f)        3.89%            5.42%           4.27%
  Net investment loss, net of
    waivers/reimbursements .......       (2.82)%(d)       (2.93)%         (2.31)%         (2.21)%          (2.20)%         (2.66)%
Portfolio turnover rate ..........         120%             150%            153%            119%              93%             70%

See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    --------------------------------------------------------------------------------------------
                                                                            Advisor Class
                                    --------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                  Year Ended October 31,
                                           2002         ------------------------------------------------------------------------
                                    (unaudited)            2001            2000            1999             1998            1997
                                    --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ............     $  5.31          $  9.81         $ 10.54         $  5.90          $  7.56         $ 11.04
                                    --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ...........        (.05)(b)         (.12)(b)        (.17)           (.10)(b)         (.08)(b)        (.15)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ...................         .46            (3.27)           (.56)           4.74            (1.58)          (2.99)
                                    --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................         .41            (3.39)           (.73)           4.64            (1.66)          (3.14)
                                    --------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions ..........          -0-           (1.01)             -0-             -0-              -0-           (.34)
Distributions in excess of
  net realized gains .............          -0-            (.10)             -0-             -0-              -0-             -0-
                                    --------------------------------------------------------------------------------------------
Total distributions ..............          -0-           (1.11)             -0-             -0-              -0-           (.34)
                                    --------------------------------------------------------------------------------------------
Net asset value,
  end of period ..................     $  5.72          $  5.31         $  9.81         $ 10.54          $  5.90         $  7.56
                                    ============================================================================================
Total Return
Total investment return based
  on net asset value(c) ..........        7.72%          (38.68)%         (6.93)%         78.64%          (21.96)%        (29.42)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ................     $ 3,309          $ 2,736         $ 5,155         $ 4,746          $ 2,012         $ 1,338
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ...............        2.70%(d)         2.70%           2.19%(e)        2.45%(e)         3.46%(e)        3.21%
  Expenses, before waivers/
    reimbursements ...............        3.65%(d)         2.89%           2.19%           2.93%            4.39%           3.43%
  Expenses, before waivers/
    reimbursements excluding
    interest expense .............        3.65%(d)         2.89%           2.14%(f)        2.93%            4.39%           3.43%
  Net investment loss, net of
    waivers/reimbursements .......       (1.75)%(d)       (1.90)%         (1.31)%         (1.33)%          (1.22)%         (1.51)%
Portfolio turnover rate ..........         120%             150%            153%            119%              93%             70%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 27

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Based on average shares outstanding.

(b)   Net of expenses waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                               Year Ended October 31,
                               ----------------------
                                2000    1999    1998
                               ----------------------
      Class A.............      2.34%   2.43%   3.70%
      Class B.............      3.17%   3.46%   4.44%
      Class C.............      3.16%   3.39%   4.44%
      Advisor Class.......      2.18%   2.43%   3.41%

(f)   Net of interest expense of .04% on credit facility. (see Note G)


--------------------------------------------------------------------------------
28 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 29

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $452 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 45 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 605 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/02.


--------------------------------------------------------------------------------
30 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 31

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
John H. Dobkin(1)
W. H. Henderson(1)
Stig Host(1)
Alan Stoga(1)

OFFICERS

Bruce W. Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Hiroshi Motoki, Vice President
David Poh, Vice President
Manish Singhai, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
32 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 33

Alliance All-Asia Investment Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AAFSR402